Note 8 - Other Liabilities	3 Months Ended
Jan. 31, 2023
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
8.	Other liabilities:

(thousands of Canadian dollars)
	January 31	October 31	January 31
	2023	2022	2022

Accounts payable and other	$5,482	$7,662	$6,155
Current income tax liability	1,829	5,797	1,975
Deferred income tax liability	704	786	855
Lease obligations	4,295	4,471	4,944
Cash collateral and amounts held in escrow	7,210	8,006	5,252
Cash reserves on loan and lease receivables	132,776	126,110	114,485

	$152,296	$152,832	$133,666